Pro Forma and Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Potential increase in interest expense	$ 5,900	$ 3,600
Repurchase Agreements
Weighted average accounting yield		0.72%
Benchmark interest change		0.125%
Notes Payable, Excess MSRs and Servicing Advances
Notes payable	75,000	2,900,000
Funding costs of notes payable	4.17%	3.29%
ABS Subprime
Face value of Agency RMBS acquired subsequent to period end		1,600,000
Weighted average accounting yield		1.40%
Benchmark interest change		0.125%
Potential increase in interest income	$ 700	$ 1,900